Revenue Recognition	6 Months Ended
Jun. 30, 2020
Revenue Recognition [Abstract]
Revenue Recognition
5.	Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) No. 606, Revenue from Contracts with Customers. ASC No. 606 provides a five-step analysis in determining when and how revenue is recognized:

1.	Identify the contract(s) with customers
2.	Identify the performance obligations
3.	Determine the transaction price
4.	Allocate the transaction price to the performance obligations
5.	Recognize revenue when the performance obligations have been satisfied

ASC No. 606 requires revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods or services.

The Company generates revenue by charging subscription fees to partners for access to its 24/7 trivia network, by selling and leasing tablet and hardware equipment for custom usage beyond trivia/entertainment, by selling DOOH advertising direct to advertisers and on national ad exchanges, by licensing its entertainment and trivia content to other entities, and by providing professional services such as custom game design or development of new platforms on its existing tablet form factor. Until February 1, 2020, the Company also generated revenue from hosting live trivia events. The Company sold all of its assets used to host live trivia events in January 2020.

In general, when multiple performance obligations are present in a customer contract, the transaction price is allocated to the individual performance obligation based on the relative stand-alone selling prices, and the revenue is recognized when or as each performance obligation has been satisfied. Discounts are treated as a reduction to the overall transaction price and allocated to the performance obligations based on the relative stand-alone selling prices. All revenues are recognized net of sales tax collected from the customer.

ASC No. 606 specifies certain criteria that an arrangement with a customer must have in order for a contract to exist for purposes of revenue recognition, one of which is that it must be probable that the Company will collect the consideration to which it will be entitled under the contract. As a result of the impact that the COVID-19 pandemic has had, and continues to have, on the Company’s customers, the Company determined that due to the uncertainty of collectability of the subscription fees for certain customers, the Company’s arrangement with those customers no longer meets all the criteria needed for a contract to exist for revenue recognition purposes. Therefore, the Company did not recognize revenue for these customers and fully reserved for accounts receivable in the allowance for doubtful accounts. The Company only recognized revenue for the arrangements that continued to meet the contract criteria, including the criteria that collectability was probable.

Revenue Streams

The Company disaggregates revenue by material revenue stream as follows:

	Three months ended June 30,
	2020		2019
	$	% of Total Revenue	$	% of Total Revenue	$ Change	% Change
Subscription revenue	727,000	96.4%	3,800,000	73%	(3,073,000)	(80.9)%
Hardware revenue	26,000	3.4%	595,000	11%	(569,000)	(95.6)%
Other revenue	1,000	0.1%	831,000	16%	(830,000)	(99.9)%
Total	754,000	100.0%	5,226,000	100%	(4,472,000)	(85.6)%

	Six months ended June 30,
	2020		2019
	$	% of Total Revenue	$	% of Total Revenue	$ Change	% Change
Subscription revenue	2,726,000	87%	7,633,000	76%	(4,907,000)	(64)%
Hardware revenue	42,000	1%	800,000	8%	(758,000)	(95)%
Other revenue	380,000	12%	1,625,000	16%	(1,245,000)	(77)%
Total	3,148,000	100%	10,058,000	100%	(6,910,000)	(69)%

The following describes how the Company recognizes revenue under ASC No. 606.

Subscription Revenue - Prior to the COVID-19 pandemic, the Company recognized the recurring subscription fees it received for its services over time as customers received and consumed the benefits of such services, the Company’s equipment to access the Company’s content and the installation of the equipment. In general, customers pay for the subscription services during the month in which they receive the services. Due to the timing of providing the services and receiving payment for the services, the Company does not record any unbilled contract asset. Occasionally, a customer will prepay up to one year of services, in which case, the Company will record deferred revenue on the balance sheet related to such prepayment and will recognize the revenue over the time the customer receives the Company’s services. Revenue from installation services is also recorded as deferred revenue and recognized over the longer of the contract term and the expected term of the customer relationship using the straight-line method. The Company has certain contingent performance obligations with respect to repairing or replacing equipment and will recognize any revenue related to the performance of such obligations at the point in time the Company performs them.

As discussed above, as a result of the impact that the COVID-19 pandemic has had, and continues to have, on the Company’s customers, the Company determined that due to the uncertainty of collectability of the subscription fees for certain customers, the Company’s arrangement with those customers no longer meets all the criteria needed for a contract to exist for revenue recognition purposes. Therefore, the Company did not recognize revenue for these customers and fully reserved for accounts receivable in the allowance for doubtful accounts.

Costs associated with installing the equipment are considered direct costs. Costs associated with sales commissions are considered incremental costs for obtaining the contract because such costs would not have been incurred without obtaining the contract. The Company expects to recover both costs through future fees it collects and both costs are recorded in deferred costs on the balance sheet and amortized on a straight-line basis. For installation costs that are of an amount that is less than or equal to the deferred installation revenue for the related contract, the amortization period approximates the longer of the contract term and the expected term of the customer relationship. For any excess costs that exceed the deferred revenue, the amortization period of the excess cost is the initial term of the contract, which is generally one to two years because the Company can still recover that excess cost in the initial term of the contract. The Company amortizes commissions over the longer of the contract term and the expected term of the customer relationship.

Sales-type Lease Revenue – For certain customers that lease equipment under sale-type lease arrangements, the Company recognizes revenue in accordance with ASC No. 842, Leases. Such revenue is recognized at the time of installation based on the net present value of the leased equipment. Interest income is recognized over the life of the lease for customers who have remaining lease payments to make. In the event a customer under a sales-type lease arrangement prepays for the lease in full prior to receiving the equipment under the lease, such amounts are recorded in deferred revenue and recognized as revenue once the equipment has been installed and activated at the customer’s location. The cost of the leased equipment is recognized at the same time as the revenue. The Company does not expect to recognize revenue under sales-type lease arrangements after the year ended December 31, 2019.

Equipment Sales – The Company recognizes revenue from equipment sales at a point in time, which is when control has been transferred to the customer, the customer holds legal title and the customer has significant risks and rewards of ownership. Generally, the Company has determined that any customer acceptance provisions of the equipment is a formality, as the Company has historically demonstrated the ability to produce and deliver similar equipment. If the Company sells equipment with unique specifications, then customer control of the equipment will occur upon customer acceptance as defined in the contract, and revenue will be recognized at that time. Costs associated with the equipment sold is recognized at the same point in time as the revenue.

Advertising Revenue – The Company recognizes advertising revenue either over the time the advertising campaign airs in its customers’ locations or at a point in time by impression. For advertising campaigns that are airing over a specific period of time (regardless of number of impressions), the Company uses the time elapsed output method to measure its progress toward satisfying the performance obligation. When the Company contracts with an advertising agent, the Company shares in the advertising revenue generated with that agent. In these cases, the Company generally recognizes revenue on a net basis, as the agent typically has the responsibility for the relationship with the advertiser and the credit risk. When the Company contracts directly with the advertiser, it will recognize the revenue on a gross basis and will recognize any revenue share arrangement it has with a third party as a direct expense, as the Company has the responsibility for the relationship with the advertiser and the credit risk. Generally, there is no unbilled revenue associated with the Company’s advertising activities.

Content Licensing – The Company licenses content (trivia packages) to a certain customer, who in turn installs the content on its equipment that it sells to its customers. The content license is characterized as a “right to use intellectual property as it exists at the point in time at which the license is granted,” meaning the Company is not expected to undertake activities that affect the intellectual property or any such activities would not affect the intellectual property the customer is using. The content license is considered to be on consignment, and the Company retains title of the licensed content throughout the license period. The Company’s customer has no obligation to pay for the licensed content until the customer sells and installs the content to its customer. Accordingly, the Company recognizes revenue at the point in time when such installation occurs. The Company recognizes costs related to developing the content during the period incurred.

Live-hosted Trivia Revenue – As of February 1, 2020, the Company no longer has revenue related to hosting live- trivia events as a result of the sale of all of the Company’s assets used to host live trivia events in January 2020. The Company recognized revenue from hosting live-trivia events at a point in time, which is when the event took place. Some customers hosted their own trivia events and the Company provided the game materials. In those cases, the Company recognized the revenue at the point in time the Company sent the game materials to the customer. The Company recognized related costs at the same point in time the revenue was recognized. Generally, there was no unbilled revenue or deferred revenue associated with live-hosted trivia events.

Professional Development Revenue – Depending on the type of development work the Company is performing, the Company will recognize revenue, and associated costs, at the point in time when the Company satisfies each performance obligation, which is generally when the customer can direct the use of, and obtain substantially all of the remaining benefits of the goods or service provided. For services provided over time, the corresponding revenue is generally recognized over the time the Company provides such services. Any payments received before satisfying the performance obligations are recorded as deferred revenue and recognized as revenue when or as such obligations are satisfied. The Company does not have unbilled revenue assets associated with professional development services.

Revenue Concentrations

The Company’s customers predominantly range from small independently operated bars and restaurants to bars and restaurants operated by national chains. This results in diverse venue sizes and locations. As of June 30, 2019, 2,609 venues in the U.S. and Canada subscribed to the Company’s interactive entertainment network, of which approximately 47% were Buffalo Wild Wings corporate-owned restaurants and its franchisees. As of June 30, 2020, the number declined to 1,219 venues, primarily due to the termination of its agreements with Buffalo Wild Wings corporate-owned restaurants and most of its franchisees in November 2019 in accordance with their terms and also in part to customers terminating their subscriptions or going out of business relating to the effects of the COVID-19 pandemic on their business.

The table below sets forth the approximate amount of revenue the Company generated from Buffalo Wild Wings corporate-owned restaurants and its franchisees during the three and six months ended June 30, 2020 and 2019, and the percentage of total revenue that such amount represents for such periods:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Buffalo Wild Wings revenue	$49,000	$2,279,000	$151,000	$4,215,000
Percent of total revenue	6%	44%	5%	42%

As of June 30, 2020 and December 31, 2019, approximately $131,000 and $158,000, respectively, was included in accounts receivable from Buffalo Wild Wings corporate-owned restaurants and its franchisees.

The geographic breakdown of the Company’s revenue for the three and six months ended June 30, 2020 and 2019 were as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
United States	$722,000	$5,063,000	$2,393,000	$9,724,000
Canada	32,000	163,000	755,000	334,000
Total revenue	$754,000	$5,226,000	$3,148,000	$10,058,000

Contract Assets and Liabilities

The Company enters into contracts and may recognize contract assets and liabilities that arise from these contracts. The Company recognizes revenue and corresponding cash for customers who auto pay via their bank account or credit card, or the Company recognizes a corresponding accounts receivable for customers the Company invoices. The Company may receive consideration from customers, per the terms of the contract, prior to transferring goods or services to the customer. In such instances, the Company records a contract liability and recognizes the contract liability as revenue when all revenue recognition criteria are met. The table below shows the balance of contract liabilities as of January 1, 2020 and June 30, 2020, including the change during the period.

Deferred Revenue
Balance at January 1, 2020	$460,000
New performance obligations	184,000
Revenue recognized	(266,000)
Balance at June 30, 2020	378,000
Less non-current portion	(1,000)
Current portion at June 30, 2020	$377,000

The Company capitalizes installation costs associated with installing equipment in a customer location and sales commissions as a deferred cost asset on the balance sheet. For installation costs that are of an amount that is less than or equal to the deferred installation revenue for the related contract, the amortization period approximates the longer of the contract term and the expected term of the customer relationship. For any excess installation costs that exceed the deferred revenue, the amortization period of the excess cost is the initial term of the contract, which is generally one to two years because the Company can still recover that excess cost in the initial term of the contract. The Company amortizes commission costs over the longer of the contract term and the expected term of the customer relationship. The table below shows the balance of the unamortized installation cost and sales commissions as of January 1, 2020 and June 30, 2020, including the change during the period.

	Installation Costs	Sales Commissions	Total Deferred Costs
Balance at January 1, 2020	$187,000	$87,000	$274,000
Incremental costs deferred	74,000	54,000	128,000
Deferred costs recognized	(157,000)	(93,000)	(250,000)
Balance at June 30, 2020	104,000	48,000	152,000